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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Mercer Investment Management, Inc.
Address:    99 High Street
            Boston, MA 02110

13F File Number: 028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Gilbert
Title:      Chief Compliance Officer
Phone:      617 747 9538

Signature, Place, and Date of Signing:

    /s/ Mark Gilbert,              Boston, MA,             November 9, 2012
---------------------------- ----------------------    -------------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[X] 13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

NAME                                                     13F FILE NUMBER
----                                                     ---------------
AQR Capital Management LLC                               028-10120
Arrowstreet Capital Limited Partnership                  028-10005
Atlanta Capital Management Company, LLC                  028-05936
Brandywine Global Investment Management, LLC             028-02204
Delaware Management Business Trust                       028-05267
Dodge & Cox                                              028-00400
Echo Point Investment Management, LLC                    028-14149
Goldman Sachs Asset Management, LP                       028-10981
J.P. Morgan Investment Management, Inc.                  028-11937
Kleinwort Benson Investors International Ltd.            028-13513
Lazard Asset Management LLC                              028-10469
Lingohr & Partner North America, Inc.                    028-14539
MacKay Shields LLC                                       028-00046
Massachusetts Financial Services Co.                     028-04968
Neuberger Berman Management LLC                          028-13574
NWQ Investment Management Co, LLC                        028-01474
O'Shaughnessy Asset Management, LLC                      028-12966
Pacific Investment Management Company LLC                028-10952
Palisade Capital Management LLC                          028-05320
River Road Asset Management, LLC                         028-11487
Robeco Investment Management, Inc                        028-12484
Sands Capital Management, LLC                            028-05734
Systematic Financial Management, LP                      028-05015
The Boston Company Asset Management, LLC                 028-12592
   (See Bank of New York Mellon Corp)
Vontobel Asset Management Inc.                           028-04490
Western Asset Management Company                         028-10245
Westfield Capital Management Company, LP                 028-10220
William Blair & Company, LLC                             028-04871
Winslow Capital Management, LLC                          028-03676


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:     36,162
                                        (thousands)


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
           COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
---------------------------- ----------------  -------- -------- ------------------- ---------- --------- --------------------
                                                                                                            VOTING AUTHORITY
                                                         VALUE   SHRS OR  SH/   PUT/ INVESTMENT   OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN   CALL DISCRETION  MANAGER   SOLE  SHARED  NONE
---------------------------- ---------------- --------- -------- ------- ------ ---- ---------- --------- ------- ------ -----
3M CO                        COM              88579Y101     211     2278   2278      SOLE                   2278
ABBOTT LABS                  COM              002824100     221     3222   3222      SOLE                   3222
ADAMS EXPRESS CO             COM              006212104    2745   242040 242040      SOLE                 242040
AMERIGROUP CORP              COM              03073T102     741     8101   8101      SOLE                   8101
ARIBA INC                    COM NEW          04033V203     736    16426  16426      SOLE                  16426
CHEVRON CORP NEW             COM              166764100     208     1785   1785      SOLE                   1785
COOPER INDUSTRIES PLC        SHS              G24140108     755    10055  10055      SOLE                  10055
COSTCO WHSL CORP NEW         COM              22160K105     203     2024   2024      SOLE                   2024
CREDIT SUISSE NASSAU BRH     ETN LKD 30 MLP   22542D852    1386    55278  55278      SOLE                  55278
CVS CAREMARK CORPORATION     COM              126650100     239     4945   4945      SOLE                   4945
DISNEY WALT CO               COM DISNEY       254687106     288     5502   5502      SOLE                   5502
EATON CORP                   COM              278058102     368     7790   7790      SOLE                   7790
EXXON MOBIL CORP             COM              30231G102     203     2222   2222      SOLE                   2222
HOME DEPOT INC               COM              437076102     306     5076   5076      SOLE                   5076
HONEYWELL INTL INC           COM              438516106     223     3737   3737      SOLE                   3737
ISHARES INC                  MSCI CDA INDEX   464286509    3663   128563 128563      SOLE                 128563
ISHARES INC                  MSCI CDA INDEX   464286509    1457    51132  51132      SOLE                                51132
ISHARES INC                  MSCI JAPAN       464286848    1743   190105 190105      SOLE                               190105
ISHARES TR                   S&P NA NAT RES   464287374     847    21444  21444      SOLE                  21444
JAPAN SMALLER CAPTLZTN FD IN COM              47109U104     787   109115 109115      SOLE                 109115
JPMORGAN CHASE & CO          ALERIAN ML ETN   46625H365    3420    84565  84565      SOLE                  84565
KIMBERLY CLARK CORP          COM              494368103     202     2352   2352      SOLE                   2352
KRAFT FOODS INC              CL A             50075N104     203     4899   4899      SOLE                   4899
LOWES COS INC                COM              548661107     257     8498   8498      SOLE                   8498
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100     542    10092  10092      SOLE                  10092
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690309     775    17901  17901      SOLE                  17901
MEDTRONIC INC                COM              585055106     203     4716   4716      SOLE                   4716
NEWS CORP                    CL A             65248E104     261    10671  10671      SOLE                  10671
PACIFIC CAP BANCORP NEW      COM NEW          69404P200     811    17669  17669      SOLE                  17669
PRESIDENTIAL LIFE CORP       COM              740884101     741    53164  53164      SOLE                  53164
SEABRIGHT HOLDINGS INC       COM              811656107     777    70641  70641      SOLE                  70641
SUN HEALTHCARE GROUP INC NEW COM              86677E100     760    89772  89772      SOLE                  89772
SUNRISE SENIOR LIVING INC    COM              86768K106     752    52672  52672      SOLE                  52672
TARGET CORP                  COM              87612E106     216     3401   3401      SOLE                   3401
UBS AG JERSEY BRH            ALERIAN INFRST   902641646    1491    43808  43808      SOLE                  43808
UNION PAC CORP               COM              907818108     233     1965   1965      SOLE                   1965
UNITEDHEALTH GROUP INC       COM              91324P102     202     3638   3638      SOLE                   3638
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    1304    31252  70092      SOLE                  70092
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    1620    38840  38840      SOLE                                38840
VANGUARD SPECIALIZED PORTFOL DIV APP ETF      921908844    3819    63992  63992      SOLE                  63992
WAL-MART STORES INC          COM              931142103     245     3323   3323      SOLE                   3323
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